U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 28, 2011

VIA EDGAR TRANSMISSION

Ms. Linda B. Stirling, Esquire
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Wall Street EWM Funds Trust (the “Trust”)
File Nos. 333-173481 and 811-22548

Dear Ms. Stirling:

Transmitted herewith is Pre-Effective Amendment No. 1 to the registration statement for the Trust.  The purpose of this filing is to reflect the revisions to the registration statement made in response to your May 13, 2011 comments regarding the Trust’s initial registration statement filed on April 14, 2011 on Form N-1A, make certain other revisions as appropriate and file any outstanding exhibits to the registration statement.

If you have any questions or require further information, please contact Rachel Spearo at 414-765-5384.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
for U.S. Bancorp Fund Services, LLC

cc:  Richard Teigen, Esq., Foley & Lardner LLP